Share-Based Compensation (Schedule Of Fair Value Of Options Granted Using Weighted-Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.56%		2.04%		1.55%
Expected volatility	52.40%		65.40%		92.00%
Expected dividend yield
Expected life		[1]		[1]		[1]
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	7.5		7.5		7.3
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	4.8		4.8		4.5

[1]	The expected lives of options granted in 2011, as derived from the output of the binomial model, ranged from 4.8 years to 7.5 years (2010: 4.8 years to 7.5 years; 2009: 4.5 years to 7.3 years). The contractual life of the options, which is not later than 10 years from the date of grant, is used as an input into the binomial model